Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain prior year amounts in the consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year presentation. These reclassifications did not affect the prior period total assets, total liabilities, stockholders' deficit, net loss or net cash used in operating activities.

Use of Estimates

Use of Estimates

The preparation of the consolidated finance statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such management estimates include allowance for doubtful accounts, estimates of product returns, warranty expense, inventory valuation, valuation allowances of deferred taxes, stock-based compensation expenses and fair value of warrants. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable. The Company assesses these estimates on a regular basis; however, actual results could materially differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s policy is to place its cash with high credit quality financial instruments and institutions and limit the amounts invested with any one financial institution or in any type of instrument. Deposits held with banks may exceed the amount of insurance provided on such deposits. The Company has not experienced any losses on its deposits of cash.

Concentration of Risk Related to Third-party Suppliers

Concentration of Risk Related to Third-party Suppliers

We depend on a limited number of third-party suppliers for the materials and components required to manufacture our products. A delay or interruption by our suppliers may harm our business, results of operations, and financial condition, and could also adversely affect our future profit margins. In addition, the lead time needed to establish a relationship with a new supplier can be lengthy, and we may experience delays in meeting demand in the event we must change or add new suppliers. Our dependence on our suppliers exposes us to numerous risks, including but not limited to the following: our suppliers may cease or reduce production or deliveries, raise prices, or renegotiate terms; we may be unable to locate a suitable replacement supplier on acceptable terms or on a timely basis, or at all; and delays caused by supply issues may harm our reputation, frustrate our customers, and cause them to turn to our competitors for future needs.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2015 and 2014, the Company held no cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and are not interest bearing. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company makes ongoing assumptions relating to the collectibility of its accounts receivable in its calculation of the allowance for doubtful accounts. In determining the amount of the allowance, the Company makes judgments about the creditworthiness of customers based on ongoing credit evaluations and assesses current economic trends affecting its customers that might impact the level of credit losses in the future and result in different rates of bad debts than previously seen. The Company also considers its historical level of credit losses. As of December 31, 2015, there was no allowance for doubtful accounts.

Inventory

Inventory

Inventory is stated at the lower of cost or market value. Inventory is determined to be salable based on demand forecast within a specific time horizon, generally eighteen months or less. Inventory in excess of salable amounts and inventory which is considered obsolete based upon changes in existing technology is written off. At the point of recognition, a new lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that new cost basis.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the useful life as follows:

Internal-use software	3 years
Equipment	3 to 5 years
Computer equipment	3 to 7 years
Furniture and fixtures	5 to 7 years
Leasehold improvements	Shorter of life of asset or lease

Accounting for Website Development Costs

Accounting for Website Development Costs

The Company capitalizes certain external and internal costs, including internal payroll costs, incurred in connection with the development of its website. These costs are capitalized beginning when the Company has entered the application development stage and cease when the project is substantially complete and is ready for its intended use. The website development costs are amortized using the straight-line method over the estimated useful life of three years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the condensed balance sheets and reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the condensed balance sheets. During the year ended December 31, 2014, the Company recognized an impairment charge of $15,833.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurable date.

Level 2	Inputs, other than quoted prices included in Level 1, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3	Unobservable inputs that reflect management’s best estimate of what participants would use in pricing the asset or liability at the measurement date.

The carrying amounts of the Company’s financial assets and liabilities, including cash, accounts receivable, accounts payable, and accrued liabilities approximate fair value because of the short maturity of these instruments. The carrying value of the Company’s loan payable and convertible notes payable approximates fair value based upon borrowing rates currently available to the Company for loans with similar terms.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense as incurred. These costs consist primarily of salaries and direct payroll-related costs. It also includes purchased materials and services provided by independent contractors, software developed by other companies and incorporated into or used in the development of our final products.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for expected future consequences of events that have been included in the financial statements or tax returns. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from product sales upon shipment as long as evidence of an arrangement exists, the fee is fixed or determinable, collection of the resulting receivable is reasonably assured and title and risk of loss have passed. If those criteria are not met, then revenue will not be recognized until all of the criteria are satisfied.

Product Returns

Product Returns

For any product in its original, undamaged and unmarked condition, with its included accessories and packaging along with the original receipt (or gift receipt) within 30 days of the date the customer receives the product, the Company will exchange it or offer a refund based upon the original payment method.

Customer Deposits

Customer Deposits

The Company accounts for funds received from crowdfunding campaigns and pre-sales as a liability on the condensed consolidated balance sheets as the investments made entitle the investor to apply these funds towards future shipments once the product has been developed and available for commercial use.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based awards granted to employees based on the fair value of the award measured at the grant date. Accordingly, stock-based compensation is recognized in the condensed consolidated statements of operations as an operating expense over the requisite service period. The Company uses the Black-Scholes option pricing model adjusted for the estimated forfeiture rate for the respective grant to determine the estimated fair value of stock-based compensation arrangements on the date of grant and expenses this value ratably over the requisite service period of the stock option. The Black-Scholes option pricing model requires the input of highly subjective assumptions. Because the Company’s stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models may not provide a reliable single measure of the fair value of the Company’s stock options. In addition, management will continue to assess the assumptions and methodologies used to calculate estimated fair value of stock-based compensation. Circumstances may change and additional data may become available over time, which could result in changes to these assumptions and methodologies for future grants, and which could materially impact the Company’s fair value determination.

For equity instruments granted to non-employees, excluding non-employee directors, the Company records the expense of such services based on the estimated fair value of the equity instrument. If the equity instrument is a stock option, the Company uses the Black-Scholes option pricing model to determine the fair value. Assumptions used to value the equity instruments are consistent with equity instruments issued to employees as the terms of the awards are similar. The Company recognizes the fair value of the equity instruments as expense over the term of the service agreement and revalues that fair value at each reporting period over the vesting periods of the equity instruments.

Warranty

Warranty

The Company provides a limited warranty for its analyzers and sensors for a period of 1 year from the date of shipment that such goods will be free from material defects in material and workmanship. The Company has assessed the historical claims and, to date, warranty claims have not been significant. The Company will continue to assess the need to record a warranty accrual at the time of sale going forward.

Warrant Liability

Warrant Liability

The Company accounted for its freestanding warrant for shares of the Company’s convertible preferred stock as a liability at fair value on the condensed consolidated balance sheets because the warrants are potentially redeemable. The warrants are remeasured at each balance sheet date with any changes in fair value being recognized as a component of interest expense, net on the consolidated statements of operations. During the year ended December 31, 2015, the contingency was resolved and the warrant liability was reclassified into addition paid-in capital upon their extinguishment.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investment owners and distributions to owners. For the periods presented, comprehensive loss did not differ from net loss.

Collaborative Arrangements

Collaborative Arrangements

The Company and its collaborative partners are active participants in the collaborative arrangements and both parties are exposed to significant risks and rewards depending on the commercial success of the activity. The Company records all expenses related to collaborative arrangements as research and development expense in the consolidated statements of operations as incurred.

Advertising Costs

Advertising Costs

Advertising costs are charged to sales and marketing expenses and general and administrative expenses as incurred. Advertising expenses, which are recorded in sales and marketing and general and administrative expenses, were $40,673 and $18,567 for the years ended December 31, 2015 and 2014, respectively.

Net Loss per Share

Net Loss per Share

Basic net loss per share is computed using the weighted-average number of common shares outstanding. The number of shares used in the computation of diluted net loss per share is the same as those used for the computation of basic net loss per share as the inclusion of dilutive securities would be anti-dilutive because the Company is in a loss position for the periods presented. Potentially dilutive securities are composed of the incremental common shares issuable upon the exercise of stock options and the conversion of convertible preferred stock.

For the year ended December 31, 2015, options to purchase 4,626,245 shares of common stock and warrants to purchase 7,571,395 shares of common stock have been excluded from the calculation of net loss per share because the inclusion would be anti-dilutive. For the year ended December 31, 2014, options to purchase 1,937,979 shares of common stock, warrants to purchase 683,200 shares of Series B convertible preferred stock, warrants to purchase 760,000 shares of common stock and 2,217,725 shares of convertible preferred stock have been excluded from the calculation of net loss per share because the inclusion would have been antidilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Financial Accounts Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-17, Balance Sheet Classification of Deferred Taxes in November 2015. Currently, entities are required to report deferred taxes for each jurisdiction as a net current asset or liability and net noncurrent asset or liability. With the implementation of this ASU, deferred tax assets and liabilities and the related valuation allowance are classified as noncurrent on the balance sheet. This new guidance will be effective for public business entities in fiscal years beginning after December 15, 2016, including interim periods within those years, i.e. in the first quarter for 2017. Early adoption is permitted. As a result, the Company has opted for early adoption of ASU 2015-17 on a prospective basis during the year ended December 31, 2015, and the related disclosures are made within Note 12, Income Taxes.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers. The amendments in this ASU defer the effective date of ASU 2014-09 for all entities by one year. Public business entities should apply the guidance in Update 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. All other entities may apply the guidance in Update 2014-09 earlier as of an annual reporting period beginning after December 15, 2016, including interim reporting periods within that reporting period. All other entities also may apply the guidance in Update 2014-09 earlier as of an annual reporting period beginning after December 15, 2016, and interim reporting periods within annual reporting periods beginning one year after the annual reporting period in which the entity first applies the guidance in Update 2014-09.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory. Under this ASU, inventory will be measured at the “lower of cost and net realizable value,” and options that currently exist for “market value” will be eliminated. The ASU defines net realizable value as “estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.” No other changes were made to the current guidance on inventory measurement. ASU 2015-11 is effective for interim and annual periods beginning after December 15, 2016. Early application is permitted and should be applied prospectively. Management is evaluating the provisions of this statement, including which period to adopt, and has not determined what impact the adoption of ASU 2015-11 will have on the Company's financial position or results of operations.

In April 2015, the FASB ASU 2015-03, Interest-Imputation of Interest (“ASU 2015-03”). This updated guidance intended to simplify, and provide consistency to, the presentation of debt issuance costs. The new standard requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. The updated guidance is effective for interim and annual reporting periods beginning after December 15, 2015, with early adoption permitted. The Company is currently evaluating the impact that this standard will have on its condensed consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), which requires management to determine whether there is substantial doubt about a company’s ability to continue as a going concern. ASU 2014-15 differs from the current application requirements in auditing standards by defining “substantial doubt;” requiring the management going concern assessment every interim and annual period; providing guidance for considering management’s plans to alleviate the doubt; requiring certain disclosures when those plans do alleviate the going concern doubt; requiring an express statement about the substantial doubt and certain disclosures when the plans do not alleviate the going concern doubt; and requiring an assessment of substantial doubt for one year after the date that the financial statements are issued. ASU 2014-15 will be effective for fiscal years ending after December 15, 2016, with early application permitted. The Company is currently evaluating the impact that this standard will have on its financial statements and related disclosures.